Non-current downpayment (Details Narrative) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2010
Non-current downpayment
Common stock, shares issued	36,000,000,000	20,000,000
Common stock, par value	¥ 0.00005
Common stock, increased value	¥ 8.5